Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)(4)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(3)(4)	Value of Initial Fixed $100 Investment Based on:		IDEXX Net Income (MM)	IDEXX Organic Revenue Growth(7)
					IDEXX TSR(5)	Peer Group TSR(6)

2024	$13,007,051	$2,329,479	$3,767,208	$1,520,473	$158.33	$146.87	$887.9	6%
2023	$11,519,309	$22,675,198	$3,313,564	$6,133,478	$212.56	$143.18	$845.0	9%
2022	$9,788,388	($13,754,140)	$2,782,492	($3,411,052)	$156.23	$140.29	$679.1	7%
2021	$9,065,021	$28,210,038	$2,848,443	$8,009,991	$252.16	$143.09	$744.8	16%
2020	$7,038,175	$34,873,879	$2,311,502	$10,522,557	$191.43	$113.45	$581.8	12%

Company Selected Measure Name	organic revenue growth
Named Executive Officers, Footnote	For each of the years presented in the table, our CEO was Jonathan J. Mazelsky. Our other NEOs were Brian P. McKeon (2020-2024), James F. Polewaczyk (2020-2023), Michael J. Lane (2020-2024), Tina Hunt (2021-2024), Martin Smith (2024) and Sharon E. Underberg (2020).
Peer Group Issuers, Footnote	The peer group TSR set forth in the table utilizes the S&P 500 Health Care Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. The measurement period to calculate the S&P 500 Health Care Index TSR begins as of market close on December 31, 2019 and ends on December 31, 2020, 2021, 2022, 2023 and 2024, as applicable. The calculation of the S&P 500 Health Care Index TSR assumes an investment of $100 in the S&P 500 Health Care Index as of the close of trading on December 31, 2019, and assumes dividends, if any, were reinvested.
PEO Total Compensation Amount	$ 13,007,051	$ 11,519,309	$ 9,788,388	$ 9,065,021	$ 7,038,175
PEO Actually Paid Compensation Amount	$ 2,329,479	22,675,198	(13,754,140)	28,210,038	34,873,879
Adjustment To PEO Compensation, Footnote	The table below provides a summary of deductions and additions made from the summary compensation table (SCT) total for our CEO to calculate the “compensation actually paid” to our CEO. The amount has been calculated in accordance with Item 402(v) of Regulation S-K and the dollar amount of the “compensation actually paid” does not reflect the actual amount of compensation earned or paid to the CEO during the applicable year. There were no equity award forfeitures nor dividends or other earnings paid on stock or option awards in any of the applicable years and thus no adjustments are reflected for such events in the table below.

Year		2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table for CEO		13,007,051	11,519,309	9,788,388	9,065,021	7,038,175
Deductions	Grant date value of Stock Awards granted during fiscal year as reported in the SCT	5,199,755	2,187,697	1,937,696	1,500,029	1,125,087
	Grant date value of Option Awards granted during fiscal year as reported in the SCT	5,200,032	6,562,842	5,812,593	4,499,229	3,375,000
Additions	Fair value as of year end of outstanding and unvested equity awards granted during fiscal year	6,143,454	10,282,274	6,449,518	8,858,781	11,773,116
	Change in fair value (comparing year end to the end of prior fiscal year) of equity awards granted in a prior fiscal year that are outstanding and unvested at year end	(5,404,510)	6,759,528	(15,299,044)	13,640,628	18,767,155
	Fair value of equity awards on vesting date for equity awards granted and vested during fiscal year	—	—	—	—	—
	Change in fair value (comparing the vesting date to the end of the prior fiscal year) of equity awards granted in a prior fiscal year that vested during the fiscal year	(1,016,729)	2,864,627	(6,942,713)	2,644,866	1,795,521
Compensation Actually Paid to CEO		2,329,479	22,675,198	(13,754,140)	28,210,038	34,873,879

Non-PEO NEO Average Total Compensation Amount	$ 3,767,208	3,313,564	2,782,492	2,848,443	2,311,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,520,473	6,133,478	(3,411,052)	8,009,991	10,522,557
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides a summary of deductions and additions made from the average summary compensation table (SCT) total for our other NEOs to calculate the average “compensation actually paid” to our other NEOs. The amount has been calculated in accordance with Item 402(v) of Regulation S-K and the dollar amount of the average “compensation actually paid” does not reflect the actual average amount of compensation earned or paid to the other NEOs during the applicable year. There were no equity award forfeitures nor dividends or other earnings paid on stock or option awards in any of the applicable years and thus no adjustments are reflected for such events in the table below.

Year		2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Summary Compensation Table Average for other NEOs		3,767,208	3,313,564	2,782,492	2,848,443	2,311,502
Deductions	Grant date value of Stock Awards granted during fiscal year as reported in the SCT	1,346,745	662,577	462,560	399,899	300,042
	Grant date value of Option Awards granted during fiscal year as reported in the SCT	1,346,841	1,425,027	1,387,558	1,199,793	900,003
Additions	Fair value as of year end of outstanding and unvested equity awards granted during fiscal year	1,680,575	2,418,164	1,520,657	2,340,819	3,139,539
	Change in fair value (comparing year end to the end of prior fiscal year) of equity awards granted in a prior fiscal year that are outstanding and unvested at year end	(1,191,429)	1,606,730	(3,973,866)	3,751,718	5,913,551
	Fair value of equity awards on vesting date for equity awards granted and vested during fiscal year	—	—	—	—	—
	Change in fair value (comparing the vesting date to the end of the prior fiscal year) of equity awards granted in a prior fiscal year that vested during the fiscal year	(42,295)	882,624	(1,890,216)	668,703	358,010
Average Compensation Actually Paid to Other NEOs		1,520,473	6,133,478	(3,411,052)	8,009,991	10,522,557

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures(1)

Organic revenue growth	Operating profit
Earnings per share (diluted)	ROIC

Total Shareholder Return Amount	$ 158.33	212.56	156.23	252.16	191.43
Peer Group Total Shareholder Return Amount	146.87	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 887,900,000	$ 845,000,000.0	$ 679,100,000	$ 744,800,000	$ 581,800,000
Company Selected Measure Amount	0.06	0.09	0.07	0.16	0.12
PEO Name	Jonathan J. Mazelsky
Additional 402(v) Disclosure
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are required to provide annual disclosure of certain information to describe the relationship between “compensation actually paid” to our CEO and other NEOs and our financial performance. For further information regarding our compensation philosophy and how executive compensation aligns with performance, refer to the discussion under “Compensation Discussion and Analysis” beginning on page 71.
The following pay versus performance table sets forth information required by Item 402(v) of Regulation S-K, including: (i) the total compensation earned by our CEO (as reported on our Summary Compensation Table), (ii) the “compensation actually paid” to our CEO (calculated in accordance with Item 402(v) of Regulation S-K), (iii) the average of the total compensation earned by our other NEOs (derived from our Summary Compensation Table), (iv) the average “compensation actually paid” to our other NEOs (calculated in accordance with Item 402(v) of Regulation S-K), (v) our net income and (vi) our organic revenue growth rate, in each case, for each of the covered fiscal years of 2020, 2021, 2022, 2023 and 2024, as well as our cumulative total shareholder return and that of the S&P 500 Health Care Index (our pay versus performance peer group) over such period.
Equity values used to determine the deductions and additions set forth in the tables in notes (2) and (3) above to calculate “compensation actually paid” for our CEO and average “compensation actually paid” for our other NEOs are calculated in accordance with FASB ASC Topic 718. Adjustments with respect to stock option awards have been made as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility and risk free rates) as of the relevant measurement date in accordance with U.S. GAAP. The methodology used to develop the valuation assumptions as of each relevant measurement date does not differ materially from those disclosed at the time of grant. In the case of PSUs, the valuation assumptions used to calculate the fair market value include the stock price, as well as the probable outcome of the performance vesting conditions, as of the applicable measurement date. The measurement period to calculate total shareholder return (TSR) begins as of market close on December 31, 2019 and ends on December 31, 2020, 2021, 2022, 2023 and 2024, as applicable. The calculation of TSR assumes an initial investment of $100 as of the close of trading on December 31, 2019, and assumes dividends, if any, were reinvested.
As detailed earlier under “Compensation Discussion and Analysis” beginning on page 71, we seek to create alignment between management and shareholder interests. We do so, in part, by compensating our NEOs primarily with variable and “at-risk” compensation elements. In particular, a majority of the value of our NEOs’ target total direct compensation is in the form of long-term equity awards. As a result, the decrease in our stock price during 2024 resulted in “compensation actually paid” for our CEO and average “compensation actually paid” for our other NEOs that was significantly lower than the corresponding total compensation amounts reported in the Summary Compensation Table for 2024.
The following graphs describe the relationship between the annual total compensation actually paid to our CEO, the average annual total compensation actually paid to our other NEOs, the total shareholder return of our stock, the total shareholder return of the S&P 500 Health Care Index, our net income and our organic revenue growth rate, as each is disclosed in the pay versus performance table above.
Pursuant to Item 402(v)(6) of Regulation S-K, we are required to provide a tabular list of at least three, and up to seven, financial performance measures, which in our assessment represent the most important financial performance measures used by us to link compensation actually paid to our NEOs, for 2024, to our performance.
	For a description of the financial performance measures and how they factor into our annual performance-based cash bonus program, refer to the discussion under “Financial Performance Factor” beginning on page 86.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic revenue growth
Non-GAAP Measure Description	For a discussion of how organic revenue growth was used by IDEXX to link “compensation actually paid” to our NEOs in 2024 to our financial performance, refer to the discussion under “Financial Performance Factor” beginning on page 86. Organic revenue growth is a non-GAAP financial measure. Information regarding organic revenue growth and its calculation is provided in Appendix A. While we use a variety of financial performance measures for the purpose of evaluating performance as part of our executive compensation programs, we have determined that organic revenue growth is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used in 2024 to link “compensation actually paid” to the NEOs to our performance because it is the metric with the highest weighting in the financial performance factor portion of our 2024 annual performance-based cash bonus plan and is one of two equally weighted metrics used in determining achievement against the performance vesting conditions for our PSU awards.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per share (diluted)
Measure:: 3
Pay vs Performance Disclosure
Name	Operating profit
Measure:: 4
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,199,755)	$ (2,187,697)	$ (1,937,696)	$ (1,500,029)	$ (1,125,087)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,143,454	10,282,274	6,449,518	8,858,781	11,773,116
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,404,510)	6,759,528	(15,299,044)	13,640,628	18,767,155
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,016,729)	2,864,627	(6,942,713)	2,644,866	1,795,521
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,200,032)	(6,562,842)	(5,812,593)	(4,499,229)	(3,375,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,346,745)	(662,577)	(462,560)	(399,899)	(300,042)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,680,575	2,418,164	1,520,657	2,340,819	3,139,539
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,191,429)	1,606,730	(3,973,866)	3,751,718	5,913,551
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,295)	882,624	(1,890,216)	668,703	358,010
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,346,841)	$ (1,425,027)	$ (1,387,558)	$ (1,199,793)	$ (900,003)